Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Check-Cap Ltd
Entity Central Index Key	0001610590
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Transition period	false
Entity Well-known Seasoned Issuer	No
EntityVoluntaryFilers	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	5,328,700